Schedule of Investments

ARK Fintech Innovation ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.3%

Banks - 6.5%
NU Holdings Ltd., Class A (Brazil)*	3,238,438	$19,463,012
Silvergate Capital Corp., Class A*	437,725	51,196,316
TCS Group Holding PLC, Class Reg S (Russia)*(a)	607,059	6,071
Total Banks		70,665,399

Capital Markets - 14.2%
Coinbase Global, Inc., Class A*	834,679	94,076,670
Intercontinental Exchange, Inc.	116,078	13,442,993
Robinhood Markets, Inc., Class A*	4,702,938	46,112,307
Total Capital Markets		153,631,970

Consumer Finance - 1.2%
Kaspi.KZ JSC (Kazakhstan)(a)	206,540	13,425,100

Entertainment - 4.6%
Sea Ltd. (Taiwan)*(b)	598,651	49,544,357

Health Care Technology - 2.8%
Teladoc Health, Inc.*	898,202	30,323,300

Hotels Restaurants & Leisure - 2.9%
DraftKings, Inc., Class A*	2,270,295	31,057,636

Insurance - 4.9%
Discovery Ltd. (South Africa)*	5,497,666	53,004,567

Interactive Media & Services - 2.9%
Twitter, Inc.*	293,677	14,396,046
Z Holdings Corp. (Japan)	4,447,684	17,636,511
Total Interactive Media & Services		32,032,557

Internet & Direct Marketing Retail - 10.4%
Etsy, Inc.*	114,919	10,709,302
Farfetch Ltd., Class A (United Kingdom)*	718,598	8,048,297
Global-e Online Ltd. (Israel)*	642,293	14,477,284
JD.com, Inc. (China)*(b)	348,309	21,476,733
MercadoLibre, Inc. (Brazil)*	59,419	57,852,121
Total Internet & Direct Marketing Retail		112,563,737

IT Services - 36.3%
Adyen NV (Netherlands)*(c)	29,422	50,375,991
Block, Inc.*	1,229,874	122,421,658
Shopify, Inc., Class A (Canada)*	212,106	90,531,083
StoneCo Ltd., Class A (Brazil)*	2,603,693	24,526,788
Toast, Inc., Class A*	1,430,087	26,642,521
Twilio, Inc., Class A*	713,340	79,765,679
Total IT Services		394,263,720

Real Estate Management & Development - 3.7%
Zillow Group, Inc., Class C*	1,016,789	40,488,538

Software - 8.9%
Bill.com Holdings, Inc.*	153,431	26,192,206
Intuit, Inc.	36,749	15,388,644
UiPath, Inc., Class A*	3,078,464	54,889,013
Total Software		96,469,863
Total Common Stocks
(Cost $2,378,984,841)		1,077,470,744
MONEY MARKET FUND–0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (d)
(Cost $2,055,121)	2,055,121	2,055,121
Total Investments–99.5%
(Cost $2,381,039,962)		$1,079,525,865
Other Assets in Excess of Liabilities–0.5%		4,895,848
Net Assets–100.0%		$1,084,421,713

Schedule of Investments (continued)

ARK Fintech Innovation ETF

April 30, 2022 (Unaudited)

*	Non-income producing security
(a)	Global Depositary Receipt
(b)	American Depositary Receipt
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of April 30, 2022.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,077,464,673	$6,071	$–	$1,077,470,744
Money Market Fund	2,055,121	–	–	2,055,121
Total	$1,079,519,794	$6,071	$–	$1,079,525,865

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.